Net Carrying Values of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Available-for-Sale Securities, amortized cost
Less than one year, amortized cost	$ 3,198
One year through five years, amortized cost	14,984
Six years through ten years, amortized cost	3,271
After ten years, amortized cost	1,369
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	22,822
Available-for-Sale Securities, fair value
Less than one year, fair value	3,214
One year through five years, fair value	15,015
Six years through ten years, fair value	3,304
After ten years, fair value	1,547
Marketable debt securities, carrying value	$ 23,080	$ 22,801